BUSINESS COMBINATION - Summary of Identified Intangible Assets, Estimated Useful Lives and Methodologies Used to Determine Fair Values (Details) - Casing Technologies Group Limited $ in Thousands	Mar. 15, 2024 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 8,065
Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 819
Intangible assets, useful life	15 years
Developed Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 3,269
Intangible assets, useful life	20 years
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 3,977
Intangible assets, useful life	20 years